Derivative Instruments and Hedging Activities - Earnings Effect of Derivative Instruments in Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($)
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Amounts recognized in earnings related to hedge ineffectiveness	$ 0	$ 0	$ 0